UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                   Form 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  December 31, 2009

Check here if Amendment [   ]; Amendment Number: _________
     This Amendment   [   ] is a restatement.
                      [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Acuity Capital Management LLC
Address:  4 Greenwich Office Park
          3rd Floor
          Greenwich, CT  06831

Form 13F File Number:  028-12286

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Michael Kostolansky
Title:  Chief Financial Officer
Phone:  (203) 862-3344

Signature, Place, and Date of Signing:

/s/ Michael Kostolansky      Greenwich, CT         February 11, 2010
     [Signature]             [City, State]              [Date]

Report Type:

[X]  13F HOLDINGS REPORT
[ ]  13F NOTICE
[ ]  13F COMBINATION REPORT

List of Other Managers Reporting for this Manager: None

                             Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:  None*

Form 13F Information Table Entry Total: 33

Form 13F Information Table Value Total: $144,033 (in thousands)

List of Other Included Managers:


* Messrs. Howard Needle and David Harris are the investment managers of Acuity Capital Management LLC, and Acuity Capital Advisors LLC, which have investment discretion over the investment portfolios reported herein.

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
                                   Title of                   Mkt Val     SH/PRN    SH/ PUT/ Invest  Other    Voting Authority
Name of Issuer                       Class          CUSIP     (x1,000)    Amount    PRN CALL  Disc   Mgrs     Sole    Shared None
ARCELORMITTAL SA LUXEMBOURG    NOTE 5.000% 5/1    03938LAK0      5,008    3,000,000 PRN      DEFINED        3,000,000
BARNES GROUP INC               NOTE 3.750% 8/1    067806AB5      2,622    2,500,000 PRN      DEFINED        2,500,000
BILL BARRETT CORP              NOTE 5.000% 3/1    06846NAA2      4,376    4,500,000 PRN      DEFINED        4,500,000
BOISE INC                      *W EXP 06/18/201   09746Y113         62      100,000 SH       DEFINED          100,000
BOSTON PPTYS LTD PARTNERSHIP   NOTE 3.750% 5/1    10112RAG9      2,566    2,500,000 PRN      DEFINED        2,500,000
BPW ACQUISITION CORP           *W EXP 02/26/201   055637110         45       50,000 SH       DEFINED           50,000
CELANESE CORP DEL              PFD 4.25% CONV     150870202      6,150      150,000 SH       DEFINED          150,000
CEPHALON INC                   NOTE 6/1           156708AL3      8,482    7,457,000 PRN      DEFINED        7,457,000
CHINA MED TECHNOLOGIES INC     NOTE 4.000% 8/1    169483AC8      1,275    2,000,000 PRN      DEFINED        2,000,000
CONTINENTAL AIRLS INC          NOTE 5.000% 6/1    210795PJ3      4,315    4,000,000 PRN      DEFINED        4,000,000
DANAHER CORP DEL               NOTE 1/2           235851AF9     11,000   10,000,000 PRN      DEFINED       10,000,000
FORD MTR CO CAP TR II          PFD TR CV6.5%      345395206      8,306      207,000 PRN      DEFINED          207,000
FREEPORT-MCMORAN COPPER & GO   PFD CONV           35671D782     11,475      100,000 SH       DEFINED          100,000
GREAT ATLANTIC & PAC TEA INC   NOTE 6.750% 12/1   390064AK9      5,634    6,157,000 PRN      DEFINED        6,157,000
INVITROGEN CORP                NOTE 2.000% 8/0    46185RAJ9      8,917    5,774,000 PRN      DEFINED        5,774,000
LIFEPOINT HOSPITALS INC        NOTE 3.500% 5/1    53219LAH2      2,434    2,600,000 PRN      DEFINED        2,600,000
LIONS GATE ENTMNT CORP         NOTE 3.625% 3/1    535919AG9      1,395    1,500,000 PRN      DEFINED        1,500,000
MANNKIND CORP                  NOTE 3.750% 12/1   56400PAA0        698    1,000,000 PRN      DEFINED        1,000,000
MASSEY ENERGY CO               NOTE 3.250% 8/0    576203AJ2      4,369    5,000,000 PRN      DEFINED        5,000,000
MCMORAN EXPLORATION CO         PFD MAND CNV       582411500      8,799      130,000 SH       DEFINED          130,000
MEDTRONIC INC                  NOTE 1.500% 4/1    585055AL0      6,090    6,000,000 PRN      DEFINED        6,000,000
MICRON TECHNOLOGY INC          COMMON             595112103          9       50,000 SH  PUT  DEFINED           50,000
MICRON TECHNOLOGY INC          COMMON             595112103        151       14,300 SH       DEFINED           14,300
MOLINA HEALTHCARE INC          NOTE 3.750%10/0    60855RAA8      3,515    4,000,000 PRN      DEFINED        4,000,000
MYLAN INC                      PFD CONV           628530206      8,037        7,000 SH       DEFINED            7,000
ON SEMICONDUCTOR CORP          NOTE 4/1           682189AE5      4,986    4,800,000 PRN      DEFINED        4,800,000
QWEST COMMUNICATIONS INTL INC  NOTE 3.500% 11/1   749121BY4     10,394   10,000,000 PRN      DEFINED       10,000,000
SOTHEBYS                       NOTE 3.125% 6/1    835898AC1      2,918    3,000,000 PRN      DEFINED        3,000,000
STEWART ENTERPRISES INC        NOTE 3.375% 7/1    860370AK1      3,150    3,750,000 PRN      DEFINED        3,750,000
TAKE-TWO INTERACTIVE SOFTWRE   COMMON             874054109      1,130      112,400 SH       DEFINED          112,400
WEBMD CORP                     NOTE 3.125% 9/0    94769MAG0      2,270    2,000,000 PRN      DEFINED        2,000,000
WEBMD CORP                     NOTE 1.750% 6/1    94769MAE5      3,394    3,000,000 PRN      DEFINED        3,000,000
YRC WORLDWIDE INC              COMMON             984249102         63       74,786 SH       DEFINED           74,786
                                                               144,035
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